Stock Based Compensation (Details) - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Stock Based Compensation (Details) [Line Items]
Stock options granted contractual term			10 years		10 years
employee options (in Shares)	4,843		4,843		3,855
Weighted average fair value per share (in Dollars per share)			$ 1,173		$ 275
Stock option awards granted	$ 2,560,570		$ 2,560,570		$ 1,947,767
Weighted-average period					2 years 11 months 26 days	2 years 10 days
Aggregate Intrinsic Value					$ 275.15	$ 290.93
Stock Option Awards Granted						$ 1,596,062
Operating Expenses	$ 61,927,238	$ 24,249,236	$ 113,170,589	$ 43,661,800	108,848,341		$ 69,061,846
Stock Option [Member]
Stock Based Compensation (Details) [Line Items]
Operating Expenses					$ 687,072		$ 457,467
Class B Common Stock [Member]
Stock Based Compensation (Details) [Line Items]
Reserved shares (in Shares)	10,400		10,400		10,400